29. Provisions for Legal Claims and Contingent Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	R$ 1,512,064	R$ 1,273,338
Provision for litigations, additions	408,159	482,748
Provision for litigations, reversals	(161,634)	(172,808)
Construction cost, additions	(568)	28,788
Additions to fixed assets in progress, additions	26,645	8,140
Discharges	(144,171)	(124,395)
Transfers	24,278	16,253
Provisions for legal claims, ending	1,664,773	1,512,064
Provisions for legal claims, current	0	112,000
Provisions for legal claims, noncurrent	1,664,773	1,400,064
Tax
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	138,541	236,877
Provision for litigations, additions	30,577	30,778
Provision for litigations, reversals	(26,695)	(136,771)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(6,325)	(433)
Transfers	20,999	8,090
Provisions for legal claims, ending	157,097	138,541
Tax | Cofins
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	79,748	93,892
Provision for litigations, additions	22,855	8,888
Provision for litigations, reversals	0	(23,032)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	0	0
Transfers	0	0
Provisions for legal claims, ending	102,603	79,748
Tax | Others
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	58,793	142,985
Provision for litigations, additions	7,722	21,890
Provision for litigations, reversals	(26,695)	(113,739)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(6,325)	(433)
Transfers	20,999	8,090
Provisions for legal claims, ending	54,494	58,793
Labors
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	475,631	458,901
Provision for litigations, additions	232,195	122,992
Provision for litigations, reversals	(2,400)	(18,518)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(92,644)	(87,744)
Transfers	0	0
Provisions for legal claims, ending	612,782	475,631
Employee benefits
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	89,439	42,366
Provision for litigations, additions	11,089	61,765
Provision for litigations, reversals	(10,062)	(7,194)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(5,267)	(7,498)
Transfers	0	0
Provisions for legal claims, ending	85,199	89,439
Civil
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	742,553	465,804
Provision for litigations, additions	2,570	264,605
Provision for litigations, reversals	(562)	(4,227)
Construction cost, additions	0	28,788
Additions to fixed assets in progress, additions	0	8,140
Discharges	(61)	(28,720)
Transfers	0	8,163
Provisions for legal claims, ending	3,531	742,553
Civil | Civil and administrative claims
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	527,613	295,484
Provision for litigations, additions	119,633	255,280
Provision for litigations, reversals	(118,652)	(3,240)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(36,005)	(28,074)
Transfers	345	8,163
Provisions for legal claims, ending	492,934	527,613
Civil | Easements
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	110,936	99,380
Provision for litigations, additions	2,179	4,593
Provision for litigations, reversals	(305)	0
Construction cost, additions	(4,600)	4,503
Additions to fixed assets in progress, additions	8,477	2,641
Discharges	(1,474)	(181)
Transfers	2,934	0
Provisions for legal claims, ending	118,147	110,936
Civil | Expropriations and property
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	95,627	65,712
Provision for litigations, additions	156	848
Provision for litigations, reversals	(1,350)	(701)
Construction cost, additions	4,032	24,285
Additions to fixed assets in progress, additions	18,168	5,499
Discharges	(232)	(16)
Transfers	0	0
Provisions for legal claims, ending	116,401	95,627
Civil | Customers
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	8,377	5,228
Provision for litigations, additions	464	3,884
Provision for litigations, reversals	(1,469)	(286)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	(2,163)	(449)
Transfers	0	0
Provisions for legal claims, ending	5,209	8,377
Environmental
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	1,584	1,432
Provision for litigations, additions	125,002	960
Provision for litigations, reversals	(122,338)	(808)
Construction cost, additions	(568)	0
Additions to fixed assets in progress, additions	26,645	0
Discharges	(39,935)	0
Transfers	3,279	0
Provisions for legal claims, ending	736,222	1,584
Regulatory
Disclosure of other provisions [line items]
Provisions for legal claims, beginning	64,316	67,958
Provision for litigations, additions	9,296	1,648
Provision for litigations, reversals	(139)	(5,290)
Construction cost, additions	0	0
Additions to fixed assets in progress, additions	0	0
Discharges	0	0
Transfers	0	0
Provisions for legal claims, ending	R$ 73,473	R$ 64,316